CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 14,433	$ 13,979
Trade accounts receivable	3,905	2,260
Contract assets	1,486	4,091
Prepaid expenses and other	2,570	2,332
Government departments and agencies receivables	5,888	3,076
Related parties	46	75
Promissory notes	0	20,000
Inventory	1,279	1,475
Total current assets	29,607	47,288
NON-CURRENT ASSETS:
Right-of-use assets, net	1,679	2,235
Property, plant and equipment, net	2,284	1,420
Investment in Jet Talk Limited (“Jet Talk”)	1,518	1,551
Long term deposits	186	208
Other long-term receivables	0	2,000
Total non-current assets	5,667	7,414
TOTAL ASSETS	35,274	54,702
CURRENT LIABILITIES:
Trade payables	3,121	1,378
Contract liabilities	186	1,720
European Space Agency (“ESA”) advance payments	1,264	3,842
Prepayment from Customer	8,381	3,858
Advanced payments from MDA Ltd. (“MDA”) against future orders	39,296	28,138
Lease liabilities	786	639
Other accounts payable and accrued expenses	8,340	9,704
Related parties	616	740
Total current liabilities	61,990	50,019
NON-CURRENT LIABILITIES:
Long term loans from financial institutions, net	67,691	59,792
Lease liabilities	1,392	2,067
Derivatives instruments liabilities	5,719	114
Other long-term liabilities	774	1,496
Total non-current liabilities	75,576	63,469
SHAREHOLDERS' DEFICIT:
Share capital	0	0
Share premium	453,252	451,093
Capital reserves	1,444	1,444
Accumulated deficit	(556,988)	(511,323)
Total shareholders' deficit	(102,292)	(58,786)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 35,274	$ 54,702